THOR Low Volatility ETF

THLV

(the “Fund”)

a series of THOR Financial Technologies Trust

Supplement dated October 15, 2024
to the Fund’s Prospectus, Summary Prospectus, and Statement of Additional Information (“SAI”)

dated December 1, 2023

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Effective November 1, 2024, the name of the Fund will change to “THOR Equal Weight Low Volatility ETF.” Accordingly, effective November 1, 2024, all references to “THOR Low Volatility ETF” in the Prospectus, Summary Prospectus and SAI are replaced with “THOR Equal Weight Low Volatility ETF.” The investment objective and principal investment strategies of the Fund will not change.

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You should read this Supplement in conjunction with the Fund’s Prospectus, Summary Prospectus and SAI dated December 1, 2023, which provide information that you should know about the Fund before investing. The Fund’s Prospectus, Summary Prospectus and SAI have each been filed with the Securities and Exchange Commission and are incorporated by reference. Copies of these documents and this Supplement are available upon request and without charge by calling the Fund toll-free at 1-800-974-6964.

Please retain this Supplement for future reference.